Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of Changes in Goodwill and Intangible Assets
Goodwill and intangible assets are comprised of the following:

	2018
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$253.8	$55.4	$198.4

Intellectual property	$111.3	$111.3	$—
Other intangible assets	508.0	238.2	269.8
Computer software assets	290.1	276.3	13.8
	$909.4	$625.8	$283.6

	2019
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$253.7	$55.4	$198.3

Intellectual property	$111.3	$111.3	$—
Other intangible assets	503.2	260.9	242.3
Computer software assets	291.1	282.1	9.0
	$905.6	$654.3	$251.3
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Note	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2018		$23.2	$10.4	$11.2	$44.8
Additions		—	—	3.3	3.3
Acquisitions through business combinations	3	175.2	271.0	3.0	449.2
Amortization		—	(11.6)	(3.8)	(15.4)
Foreign exchange and other		—	—	0.1	0.1
Balance — December 31, 2018		198.4	269.8	13.8	482.0
Additions		—	—	1.8	1.8
Adjustment through business combinations(i)	3	—	(3.0)	(0.7)	(3.7)
Amortization		—	(24.6)	(5.0)	(29.6)
Write down of assets		—	—	(0.8)	(0.8)
Foreign exchange and other		(0.1)	0.1	(0.1)	(0.1)
Balance — December 31, 2019		$198.3	$242.3	$9.0	$449.6

(i)    Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with the Impakt acquisition.

Disclosure of Assumptions For Annual Impairment Assessments of Goodwill
We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital equipment CGU	A&D CGU	Atrenne CGU
Annual revenue growth rate(1)	2019 — 13% over 5 year period; 2018 — 4% over 5 year period; 2017 — 9% over 6 year period	2019 — modest growth over 5 year period; 2018 — modest growth over 5 year period; 2017 — modest growth over 4 year period	2019 — 4% over 5 year period; 2018 — 12% over 4 year period; 2017 — N/A
Average annual margins	2019 — above company margins; 2018 — above company margins; 2017 — slightly above company margins	2019 — slightly above company margins; 2018 — slightly above company margins; 2017 — used company margins	2019 — above company margins; 2018 — above company margins; 2017 — N/A
Discount rate	2019 —13%; 2018 —13%; 2017 —17%	2019 — 10%; 2018 — 11%; 2017 — 9%	2019 — 10%; (2) 2018 — 13%; 2017 — N/A
(1)     Supported by new business awarded in recent years, the expectation of future new business awards, and growth due to our acquisitions.

(2)
The decrease in the discount rate used for our Atrenne CGU is supported by the overall decrease in our weighted average cost of capital, as well as the overall strong performance of this business since its acquisition.